CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY/DEFICIT (Unaudited) (USD $)	Preferred stock	Common Stock	Common to be Issued	Additional Paid-In Capital	Deficit Accumulated During Development Stage	Total
Beginning balance, amount at Jul. 25, 2010	$ 0	$ 2,096		$ 191,565		$ 193,661
Beginning balance, shares at Jul. 25, 2010	0	20,955,199
Shares issued/to be issued to Solar Wind Energy's stockholders, amount			30,000			30,000
Shares issued/to be issued to Solar Wind Energy's stockholders, shares			300,000,000
Shares to be issued for consulting services rendered in connection with reverse merger, amount			427,000			427,000
Shares to be issued for consulting services rendered in connection with reverse merger , Shares			6,100,000
Net loss					(838,157)	(838,157)
Ending balance, amount at Dec. 31, 2010	0	2,096	457,000	191,565	(838,157)	(187,496)
Ending balance, shares at Dec. 31, 2010	0	20,955,199	306,100,000
Shares issued/to be issued to Solar Wind Energy's stockholders, amount		30,000	(30,000)
Shares issued/to be issued to Solar Wind Energy's stockholders, shares		300,000,000	(300,000,000)
Shares to be issued in connection with PPM Subscription at $0.10 per share, amount		105	180,000	104,895
Shares to be issued in connection with PPM Subscription at $0.10 per share, shares		1,050,000	1,800,000
Shares issued in connection with PPM Subscription at $0.10 per share, amount		849	(120,000)	848,151
Shares issued in connection with PPM Subscription at $0.10 per share, Shares		8,490,000	(1,200,000)
Shares to be issued for consulting services rendered in connection with reverse merger, amount		10	(7,000)	6,990
Shares to be issued for consulting services rendered in connection with reverse merger , Shares		100,000	(100,000)
Shares issued for consulting services rendered, Amount		85		146,374
Shares issued for consulting services rendered, Shares		855,320
Accrued warrants to be issued referring brokers in connection with PPM Subscription at $0.10 per share				(29,400)
Broker's finder’s fees paid in connection with PPM Subscription				(9,800)
Shares forfeited and cancelled by some Solar Wind Energy's stockholders acquired in connection with the merger upon resignation, amount		(12,060)		12,060
Shares forfeited and cancelled by some Solar Wind Energy's stockholders acquired in connection with the merger upon resignation, shares		(120,600,000)
Net loss					(2,261,479)	(2,261,479)
Ending balance, amount at Dec. 31, 2011	0	21,085	480,000	1,270,835	(3,099,636)	(1,327,716)
Ending balance, shares at Dec. 31, 2011	0	210,850,519	6,600,000
Shares issued in connection with PPM Subscription at $0.10 per share, amount		60	(60,000)	59,940
Shares issued in connection with PPM Subscription at $0.10 per share, Shares		600,000	(600,000)
Shares issued for accrued expenses at $0.13 per share, amount		26		34,441
Shares issued for accrued expenses at $0.13 per share, Shares		261,556
Shares issued for future services, amount		2,150		(2,150)
Shares issued for future services, Shares		21,500,000
Shares issued for consulting services rendered, Amount		776		289,872
Shares issued for consulting services rendered, Shares		7,751,176
Sale of common stock at $0.10 per share, amount		85		84,915
Sale of common stock at $0.10 per share, Shares		850,000
Shares issued in connection with the exercise of warrants at $0.10 per share, amount		230		229,770
Shares issued in connection with the exercise of warrants at $0.10 per share , Shares		2,300,000
Shares issued in settlement of debt, amount		3,575		1,221,595
Shares issued in settlement of debt, Shares		35,751,760
Beneficial conversion feature reclassified to equity upon repayment of convertible notes				209,487
Stock based compensation				866,274
Net loss					(3,365,198)	(3,365,198)
Ending balance, amount at Dec. 31, 2012	0	27,987	420,000	4,264,979	(6,464,834)	(1,751,868)
Ending balance, shares at Dec. 31, 2012	0	279,865,011	6,000,000
Shares issued for consulting services rendered, Amount		28		5,568		5,596
Shares issued for consulting services rendered, Shares		281,553
Shares issued in settlement of debt, amount		1,061		177,804		178,865
Shares issued in settlement of debt, Shares		10,611,572
Stock based compensation				110,228		110,228
Net loss					(1,776,082)	(1,776,082)
Ending balance, amount at Mar. 31, 2013		$ 29,076	$ 420,000	$ 4,558,579	$ (8,240,916)	$ (3,233,261)
Ending balance, shares at Mar. 31, 2013		290,758,136	6,000,000